Restricted Stock Units (Details Narrative)	3 Months Ended		9 Months Ended						12 Months Ended
	Sep. 30, 2022 USD ($) shares	Sep. 30, 2021 USD ($) shares	Sep. 30, 2022 USD ($) shares	Sep. 30, 2022 USD ($) shares	Sep. 30, 2022 USD ($) shares $ / shares	Sep. 30, 2022 USD ($) shares $ / shares	Sep. 30, 2022 CAD ($)	Sep. 30, 2021 USD ($) shares	Dec. 31, 2021 shares	Jun. 30, 2022 shares	Jun. 29, 2022 shares	Jun. 03, 2022 shares	May 26, 2022 shares	Dec. 31, 2020 shares
IfrsStatementLineItems [Line Items]
Number of share options granted in share-based payment arrangement				2,560,000	0.24	0.31			450,000
Vested shares issued				8,255,000
Number of restricted stock units, Ending balance	9,415,000		9,415,000	9,415,000	9,415,000	9,415,000			7,640,000	9,415,000				11,900,000
Number of shares issued	2,000,000	1,416,667	2,000,000	2,000,000	2,000,000	2,000,000		1,416,667
Stock-based compensation | $	$ 1,410,291		$ 1,495,012					$ 161,291
Value of stock issued for obligation			$ 71,343				$ 92,637
Issued capital [member]
IfrsStatementLineItems [Line Items]
Number of shares issued		5,146,667						5,146,667			72,536,900	100,000	100,000
Restricted stock units (RSUs) [member]
IfrsStatementLineItems [Line Items]
Number of share options granted in share-based payment arrangement				1,150,000				150,000	1,325,000
Weighted average fair value at measurement date, share options granted | $	$ 296,696	$ 36,900	$ 296,696	$ 296,696	$ 296,696	$ 296,696		$ 36,900
Vested shares issued				650,000					1,325,000
Number of restricted stock units, Ending balance	500,000		500,000	500,000	500,000	500,000
Increase (decrease) through share-based payment transactions, equity | $			$ 112,510					36,900
Stock-based compensation | $			75,933
Value of stock issued for obligation | $			$ 971,621
Restricted stock units (RSUs) [member] | Issued capital [member]
IfrsStatementLineItems [Line Items]
Vested shares issued									50,000
Number of shares issued	50,000		50,000	50,000	50,000	50,000
Restricted stock units (RSUs) [member] | Officer [Member]
IfrsStatementLineItems [Line Items]
Number of share options granted in share-based payment arrangement	125,000			150,000
Restricted stock units (RSUs) [member] | Officer [Member] | SASB Phase A [member]
IfrsStatementLineItems [Line Items]
Number of share options granted in share-based payment arrangement	100,000
Restricted stock units (RSUs) [member] | Officer [Member] | SASB Phase B [member]
IfrsStatementLineItems [Line Items]
Number of share options granted in share-based payment arrangement	125,000